Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025		Dec. 31, 2024		Sep. 30, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 259,885	$ 459,048			$ 1,487
Deferred offering costs						214,880
Prepaid expenses		86,699	129,174			4,266
Total current assets		346,584	588,222			220,633
Cash and Investments held in trust		60,960,574	60,429,224
Total assets		61,307,158	61,017,446			220,633
CURRENT LIABILITIES
Accounts payable		252,987
Accrued offering costs		75,000	78,973			21,839
Due to related party						90,350
Total current liabilities		334,185	85,186			147,055
Total liabilities		334,185	85,186			147,055
Commitments and contingencies
Ordinary shares subject to possible redemption, value		60,960,574	60,429,224
SHAREHOLDERS’ EQUITY (DEFICIT)
Preference shares, value
Common Stock, value		182	182			183
Additional paid-in capital			336,822			152,817
Retained earnings (Accumulated deficit)		12,217	166,032			(79,422)
Total shareholders’ equity (deficit)		12,399	503,036			73,578
Total liabilities and shareholders’ equity (deficit)		61,307,158	61,017,446			220,633
Goodvision Inc [Member]
CURRENT ASSETS
Cash and cash equivalents				$ 1,766,451				$ 433,516
Marketable securities								419,000
Accounts receivable, net				1,056,554				455,984
Due from related party				28,169				20,000
Prepaid expenses and other current assets								2,083
Total current assets				2,851,174				1,330,583
Total assets				2,851,174				1,330,583
CURRENT LIABILITIES
Accounts payable				2,665,899				1,253,467
Accrued expenses and other payables				35,359				7,901
Total current liabilities				2,701,258				1,261,368
Total liabilities				2,701,258				1,261,368
Commitments and contingencies
SHAREHOLDERS’ EQUITY (DEFICIT)
Common Stock, value
Additional paid-in capital
Retained earnings (Accumulated deficit)				149,916				69,215
Total shareholders’ equity (deficit)				149,916				69,215
Total liabilities and shareholders’ equity (deficit)				2,851,174				1,330,583
Goodvision AI Inc [Member]
CURRENT ASSETS
Cash and cash equivalents		2,147,696		1,766,451
Accounts receivable, net		4,265,340		1,056,554
Due from related party				28,169
Prepaid expenses and other current assets		211,571
Total current assets		6,624,607		2,851,174
Property and equipment, net		14,792
Total assets		6,639,399		2,851,174
CURRENT LIABILITIES
Accounts payable		5,608,688		2,665,899
Accrued expenses and other payables		97,194		35,359
Short-term loans payable — related parties		740,000
Due to related party		780,622
Total current liabilities		7,226,504		2,701,258
Total liabilities		7,226,504		2,701,258
Commitments and contingencies
SHAREHOLDERS’ EQUITY (DEFICIT)
Common Stock, value	[1]	50,000		50,000
Additional paid-in capital	[1]			(50,000)
Subscription receivable	[2]	(50,000)
Retained earnings (Accumulated deficit)		(587,105)		149,916
Total shareholders’ equity (deficit)		(587,105)	(376,038)	149,916	[3]	92,224	[3]	$ 69,216	[3]
Total liabilities and shareholders’ equity (deficit)		6,639,399		$ 2,851,174
Nonrelated Party [Member]
CURRENT LIABILITIES
Accrued expenses and other payables			15			24,866
Related Party [Member]
CURRENT LIABILITIES
Accrued expenses and other payables		6,198	$ 6,198			$ 10,000
Related Party [Member] | Goodvision AI Inc [Member]
CURRENT LIABILITIES
Short-term loans payable — related parties		$ 1,520,622

[1]	Common stock and additional paid-in capital amounts have been retroactively adjusted to reflect the legal capital structure of the Company. See Note 9 - Reorganization and Recapitalization.
[2]	See Note 9 - Stock Subscription Receivable.
[3]	Common stock and additional paid-in capital amounts have been retroactively adjusted to reflect the legal capital structure of the Company. See Note 9 - Reorganization and Recapitalization.